Note 7 Trading Activities and Related Risks	3 Months Ended
Mar. 31, 2012
Note 7 Trading Activities and Related Risks:
Derivative Instruments and Hedging Activities Disclosure

7.             Trading Activities and Related Risks

                The Fund is engaged in speculative trading of U.S. and foreign futures contracts.  The Fund is exposed to both market risk, the risk arising from changes in market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

                A certain portion of cash in trading accounts are pledged as collateral for futures trading on margin.  Additional deposits may be necessary for any loss on contract value.  The Commodity Exchange Act requires a broker to segregate all customer transactions and assets from such broker's proprietary activities.

                Each U.S. commodity exchange with the approval of the CFTC establishes minimum margin requirements for each traded contract.  The FCM may increase the margin requirements above these minimums for any or all contracts.  The Fund maintains cash and cash equivalents to satisfy these margin requirements. Cash and cash equivalents at March 31, 2012 and December 31, 2011 was $1,731,405 and $1,551,960, respectively. Based upon the types and amounts of contracts traded and the amount of liquid assets of the Fund, the Managing Member believes there is minimal risk of not being able to meet its margin requirement.

                Trading in futures contracts involves entering into contractual commitments to purchase or sell a particular futures contracts at a specified date and price. The gross or face amount of the contract, which is typically many times that of the Fund's net assets being traded, significantly exceeds the Fund's future cash requirements since the Fund intends to close out its open positions prior to settlement. As a result, the Fund is generally subject only to the risk of loss arising from the change in the value of the contracts. The market risk is limited to the gross or face amount of the contracts held on long positions, of which there were approximately $26,575 at March 31, 2012 and $26,901 at December 31, 2011. However, when the Fund enters into a contractual commitment to sell commodities, it must make delivery of the underlying commodity at the contract price and then repurchase the contract at prevailing market prices or settle in cash. Since the repurchase price to which a commodity can rise is unlimited, entering into commitments to sell commodities exposes the Fund to unlimited potential risk.

                Market risk is influenced by a wide variety of factors including government programs and policies, political and economic events, the level and volatility of interest rates, foreign currency exchange rates, the diversification effects among the derivative instruments the Fund holds and the liquidity and inherent volatility of the markets in which the Fund trades.

                The net unrealized loss on open futures contracts at March 31, 2012 was $2,125 and $7,430 at December 31, 2011.

                Open contracts generally mature within three months of March 31, 2012.  The latest maturity for open futures contracts is May 2012.  However, the Fund intends to close all contracts prior to maturity.

                The following tables discloses the fair values of derivative and hedging activities in the Statements of Assets and Liabilities and the Statements of Operations.

Derivative Instruments
Statement of Assets and Liabilities

			Asset Derivatives at	Liability Derivatives at
		Statement of Assets and Liabilities Location	March 31, 2012	March 31, 2012
			Fair Value	Fair Value	Net
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized (loss) on open futures contracts	$ -	$ (2,125)	$ (2,125)

			Asset Derivatives at	Liability Derivatives at
		Statement of Assets and Liabilities Location	December, 31 2011	December, 31 2011
			Fair Value	Fair Value	Net
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized (loss) on open futures contracts	$ -	$ (7,430)	$ (7,430)

Derivative Instruments
Statement of Operations

		Line Item in the Statement of Operations	For The Three Months Ended March 31,
			2012	2011
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net realized (loss) from investments	$ (50,648)	$ -

Derivatives not designated as hedge instruments under ASC 815	Options on Futures	Net realized (loss) from investments	$ (398)	$ -

Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized appreciation on investments	$ 5,305	$ -

Credit risk is the possibility that a loss may occur due to the failure of a counter party to perform according to the terms of a contract.

The Fund has a substantial portion of its assets on deposit with financial institutions. In the event of a financial institution's insolvency, recovery of Fund deposits may be limited to account insurance or other protection afforded deposits.

The Fund has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will succeed. The basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a desirable margin-to-equity ratio. The Fund seeks to minimize credit risk primarily by depositing and maintaining its assets at financial institutions and brokers which it believes to be creditworthy.